Schedule of Investments (unaudited) May 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 99.0%
Acalanes Union High School District GO
Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$203,964
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	2,830	456,564
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,318,500
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,312,180
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	704,124
Alameda County Transportation Commission RB, 4.00%, 03/01/22	535	575,462
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	974,747
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,125,675
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35 (Call 10/01/21)	290	312,391
5.00%, 10/01/35 (PR 10/01/21)	210	227,835
5.00%, 10/01/41 (Call 10/01/21)	575	618,758
5.00%, 10/01/41 (PR 10/01/21)	425	461,095
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 10/01/19)(b)(c)	1,300	1,300,351
2.00%, 04/01/53 (Put 10/01/23)(b)(c)	1,500	1,519,770
2.13%, 04/01/53 (Put 10/01/24)(b)(c)	1,200	1,225,044
4.00%, 04/01/29 (Call 04/01/27)	500	591,415
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,357,344
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,203,660
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,378,356
4.00%, 04/01/47 (Call 04/01/27)	3,500	3,784,760
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,725,112
5.00%, 04/01/28	400	521,500
Series A, 2.95%, 04/01/47 (Put 10/01/25)(b)(c)	750	804,435
Series B, 2.85%, 04/01/47 (Put 10/01/24)(b)(c)	750	794,385
Series C, 2.10%, 04/01/45 (Put 10/01/21)(b)(c)	1,050	1,061,382
Series E, 2.00%, 04/01/34 (Put 10/01/20)(b)(c)	1,000	1,004,170
Series F-1, 5.00%, 04/01/21	205	219,172
Series F-1, 5.00%, 04/01/27 (Call 04/01/22)	1,000	1,103,790
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,200	1,323,840
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,350	1,481,814
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,150	3,548,821
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,633,903
Series F-2, 4.00%, 04/01/20	500	511,660
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	695	729,507
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	570,415
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	545	621,752
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	5,418,942
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	287,535
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,150,140
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	2,835	3,220,617
Bay Area Water Supply & Conservation Agency RB,
Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,510,906
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,140,990
5.00%, 10/01/49 (Call 04/01/26)	250	290,983
5.25%, 04/01/40	175	252,128
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,319,662
Series T-1, 5.00%, 03/15/39	700	979,216
Series U-3, 5.00%, 06/01/43	2,360	3,344,710
Series U-5, 5.00%, 05/01/21	2,205	2,365,634

Security	Par (000)	Value

California (continued)
Series U-6, 5.00%, 05/01/45	$4,010	$5,770,189
Series U-7, 5.00%, 06/01/46	150	217,265
Series V-1, 5.00%, 05/01/29	500	667,625
Series V-1, 5.00%, 05/01/49	2,500	3,682,625
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/20	500	525,030
5.00%, 10/01/21	1,225	1,331,024
5.00%, 10/01/22	800	898,040
5.00%, 10/01/23	200	231,728
5.00%, 10/01/28 (Call 04/01/28)	500	648,750
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,207,210
Series A, 4.00%, 10/01/45 (Call 10/01/26)	500	541,795
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	287,885
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	365,220
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	1,048,197
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,765,916
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	953,853
Series A, 5.00%, 10/01/41 (Call 10/01/26)	700	830,389
California Municipal Finance Authority RB
5.00%, 06/01/42 (Call 06/01/27)	500	589,960
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,204,230
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	589,344
California State Public Works Board RB
6.00%, 11/01/34 (PR 11/01/19)	360	366,998
Series A, 5.00%, 12/01/19 (AMBAC)	70	71,314
Series A, 5.00%, 04/01/20	550	566,544
Series A, 5.00%, 04/01/21	500	532,875
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,000	1,099,100
Series A, 5.00%, 04/01/26 (Call 04/01/22)	325	356,827
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,250	1,471,637
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,700	1,996,735
Series A, 5.00%, 09/01/28 (Call 09/01/24)	715	837,444
Series A, 5.00%, 09/01/29 (Call 09/01/24)	300	348,966
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,641,105
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	442,669
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,152,020
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	556,675
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,146,980
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,089,590
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	772,715
Series A, 5.00%, 09/01/39 (Call 09/01/24)	2,660	3,022,611
Series A-1, 5.75%, 03/01/30 (PR 03/01/20)	375	387,551
Series B, 5.00%, 10/01/25	2,000	2,427,140
Series B, 5.00%, 10/01/27	340	429,624
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,276,460
Series C, 5.00%, 06/01/19	1,625	1,625,000
Series D, 5.00%, 09/01/23	710	815,151
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	385,812
Series D, 5.00%, 12/01/27 (Call 12/01/21)	975	1,058,782
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,083,880
Series E, 5.00%, 09/01/20	1,165	1,217,460
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	1,013,059
Series F, 5.00%, 05/01/20	1,165	1,203,573
Series F, 5.00%, 05/01/23	1,795	2,040,843
Series F, 5.00%, 05/01/27 (Call 05/01/25)	905	1,081,222
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	416,108
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	546,115
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,000	1,107,480

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G-1, 5.00%, 10/01/21 (PR 10/01/19)	$100	$101,224
Series G-1, 5.13%, 10/01/22 (PR 10/01/19)	275	278,476
Series G-1, 5.25%, 10/01/23 (PR 10/01/19)	105	106,369
Series G-1, 5.75%, 10/01/30 (PR 10/01/19)	5,000	5,073,300
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,000	2,261,660
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	780	795,553
California State University RB
Series A, 4.00%, 11/01/28 (Call 11/01/22)	180	194,283
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	747,285
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,707,251
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	546,900
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	215,878
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	1,009,061
Series A, 5.00%, 11/01/20	200	210,666
Series A, 5.00%, 11/01/23	1,170	1,359,049
Series A, 5.00%, 11/01/24 (Call 11/01/21)	750	817,193
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,000	1,121,940
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	477,648
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	237,672
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,000	1,230,050
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	649,069
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	619,605
Series A, 5.00%, 11/01/32 (Call 11/01/24)	2,000	2,345,940
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,490	1,802,483
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,500	1,754,955
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	597,545
Series A, 5.00%, 11/01/35 (Call 11/01/25)	1,325	1,572,457
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	547,133
Series A, 5.00%, 11/01/37 (Call 11/01/21)	2,785	3,000,670
Series A, 5.00%, 11/01/37 (Call 11/01/22)	325	360,614
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,055	1,273,585
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,000	1,172,870
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	574,740
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,934,131
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,225,840
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,474,380
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	888,060
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,504,425
Series A, 5.00%, 11/01/48 (Call 11/01/28)	4,500	5,467,455
Series B-2, 4.00%, 11/01/49 (Put 05/01/21)(b)(c)	200	209,610
Series B-3, 4.00%, 11/01/51 (Put 05/01/23)(b)(c)	3,245	3,556,001
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	286,178
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	2,000	2,174,400
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	320,562
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	264,665
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	3,175,243
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,111,300
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,104,950
5.00%, 08/01/31 (Call 08/01/23)	2,800	3,158,484
Series A, 4.00%, 08/01/19	1,000	1,004,500
Series A, 4.00%, 08/01/20	500	516,225
Series A, 4.00%, 08/01/42 ( 08/01/27)	1,290	1,401,817
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,082,530
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	530,610
City & County of San Francisco CA COP, Series A, 5.00%, 04/01/29 (Call 07/01/19)	400	401,096

Security	Par (000)	Value

California (continued)
City & County of San Francisco CA GO
Series C, 5.00%, 06/15/19	$2,000	$2,002,360
Series R1, 5.00%, 06/15/19	395	395,466
Series R1, 5.00%, 06/15/20	500	519,770
Series R1, 5.00%, 06/15/21	400	430,904
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	500	573,065
Series R-1, 5.00%, 06/15/22	1,650	1,838,067
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 12/15/20	1,500	1,587,600
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,787,235
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	630	635,916
Series B, 5.00%, 09/01/20	2,820	2,954,486
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	542,620
Series A, 5.00%, 06/01/19	910	910,000
Series A, 5.00%, 06/01/20	725	752,666
Series A, 5.00%, 06/01/21	390	419,640
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,771,979
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,609,281
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,219,000
Series A, 5.38%, 06/01/39 (PR 06/01/19)	1,950	1,950,000
Series B, 5.00%, 06/01/22	250	277,750
Series B, 5.00%, 06/01/23	735	842,023
Series B, 5.00%, 06/01/24 ( 06/01/22)	950	1,054,861
Series B, 5.00%, 06/01/27	250	318,515
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	187,655
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,333,297
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	551,000
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,059,277
City of Los Angeles Department of Airports RB 5.00%, 05/15/48 (Call 05/15/29)	1,000	1,226,660
Series A, 5.00%, 05/15/26 (Call 05/15/20)	500	518,130
Series A, 5.00%, 05/15/27 (Call 05/15/20)	245	253,835
Series A, 5.00%, 05/15/28 (Call 05/15/20)	800	828,696
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,490	1,541,286
Series A, 5.00%, 05/15/40 (Call 05/15/20)	5,490	5,670,017
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	544,965
Series B, 5.00%, 05/15/42 (Call 05/15/27)	1,500	1,790,055
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	2,025,222
Series D, 5.00%, 05/15/40 (Call 05/15/20)	1,450	1,497,545
City of Riverside CA Electric Revenue RB, 5.00%, 10/01/36 (Call 04/01/29)	1,000	1,257,060
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	578,460
City of Sacramento CA Transient Occupancy Tax Revenue RB, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,196,550
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	2,380	2,701,681
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,763,600
4.00%, 11/01/39 (Call 05/01/22)	415	435,995
5.00%, 11/01/22	1,500	1,689,330
5.00%, 11/01/25 (Call 05/01/25)	200	242,466
5.00%, 11/01/27 (Call 11/01/26)	500	628,700
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,752,583
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,189,740
5.00%, 11/01/32 (PR 05/01/22)	1,525	1,688,739

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/34 (Call 11/01/26)	$1,695	$2,064,730
5.00%, 11/01/36 (Call 05/01/25)	800	933,800
Series A, 4.00%, 11/01/39 (Call 11/01/26)	1,000	1,087,130
Series A, 4.00%, 11/01/41 (Call 05/01/22)	720	754,632
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	545,215
Series A, 5.00%, 11/01/33 (PR 05/01/22)	1,000	1,107,370
Series A, 5.00%, 11/01/37 (Call 11/01/21)	1,000	1,086,350
Series A, 5.00%, 11/01/41 (Call 11/01/21)	700	758,534
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,105	1,209,688
Series A, 5.13%, 11/01/39 (PR 11/01/19)	500	507,940
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,248,010
Series F, 5.00%, 11/01/25 (PR 11/01/20)	1,175	1,236,981
City of Vernon CA Electric System Revenue RB
Series A, 5.13%, 08/01/21 (Call 08/01/19)	190	191,018
Series A, 5.13%, 08/01/21 (PR 08/01/19)	85	85,509
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	268,378
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	291,520
5.00%, 08/01/29 (Call 08/01/25)	500	600,390
5.00%, 08/01/31 (Call 08/01/25)	1,185	1,411,418
Series A, 4.00%, 08/01/38 (Call 08/01/23)	1,500	1,588,050
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,860	2,099,475
Series B, 0.00%, 08/01/27 (AGM)(a)	135	114,989
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	545,245
Contra Costa Community College District GO 5.00%, 08/01/38 (Call 08/01/23)	2,275	2,574,731
Series A, 4.00%, 08/01/39 (Call 08/01/24)	250	270,345
County of Orange CA Airport Revenue RB, Series B, 5.00%, 07/01/28 (Call 07/01/20)	125	125,348
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	250	258,745
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,168,640
Series B, 4.00%, 07/01/20	1,000	1,028,940
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,218,960
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	934,912
County of Santa Clara CA GO
Series A, 5.00%, 08/01/34 (PR 08/01/19)	1,425	1,433,493
Series B, 4.00%, 08/01/39 (Call 08/01/22)	250	264,700
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	70	75,856
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	180	196,443
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	548,580
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,182,750
Desert Sands Unified School District GO, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,085,340
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	575	681,490
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,885	2,067,393
Series A, 5.00%, 06/01/28 (PR 06/01/20)	500	518,625
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	364,356
Series A, 5.00%, 06/01/32 (Call 06/01/25)	1,500	1,806,420
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	598,015
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,000	1,205,630
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,203,480
Series B, 5.00%, 06/01/19	920	920,000
Series B, 5.00%, 06/01/20	735	763,048
Series B, 5.00%, 06/01/21	955	1,027,580
Series B, 5.00%, 06/01/23	1,435	1,649,389

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 06/01/29 ( 06/01/27)	$2,150	$2,733,918
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,244,320
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,190,870
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	538,640
Series C, 0.00%, 08/01/32(a)	700	508,606
Series C, 0.00%, 08/01/33(a)	125	87,635
Series C, 0.00%, 08/01/34(a)	2,050	1,380,511
El Dorado Irrigation District/El Dorado County Water Agency RB, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	250	286,508
Escondido Union High School District GO 0.00%, 08/01/37 (AGC)(a)	190	111,253
Series C, 0.00%, 08/01/46(a)	985	391,912
Series C, 0.00%, 08/01/51(a)	1,155	385,989
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	3,960	4,307,490
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	400,029
Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,020	2,183,943
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	259,270
0.00%, 01/15/33(a)	750	480,953
0.00%, 01/15/34 (AGM)(a)	3,500	2,252,705
0.00%, 01/15/35 (AGM)(a)	300	186,243
0.00%, 01/15/37 (AGM)(a)	3,000	1,722,330
Series A, 0.00%, 01/01/20 (ETM)(a)	1,100	1,091,145
Series A, 0.00%, 01/01/23 (ETM)(a)	225	213,446
Series A, 0.00%, 01/15/23 (AGM)(a)	500	464,605
Series A, 0.00%, 01/01/25 (ETM)(a)	880	804,302
Series A, 0.00%, 01/01/26 (ETM)(a)	540	484,699
Series A, 0.00%, 01/01/28 (ETM)(a)	440	378,290
Series A, 0.00%, 01/01/29 (ETM)(a)	500	417,190
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	892,316
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,357,510
Series A, 6.00%, 01/15/49 (Call 01/15/24)	2,445	2,871,212
Series A, 6.00%, 01/15/53 (Call 01/15/24)	3,745	4,391,949
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,256,340
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	2,089,132
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,202,140
Fresno Unified School District GO, Series G,
0.00%, 08/01/41 (Call 08/01/21)(a)	500	120,665
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	350	379,365
Grossmont Union High School District GO, 0.00%, 08/01/24 (NPFGC)(a)	100	91,211
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,091,390
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,086,710
Hayward Unified School District GO,
Series A, 4.00%, 08/01/48( 08/01/28)	1,000	1,080,730
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	583,795
Irvine Ranch Water District SA, 5.25%, 02/01/46
(Call 08/01/26)	1,000	1,202,670
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	187,858
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,405	1,570,888

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Long Beach Unified School District GO
Series A, 5.00%, 08/01/20	$1,350	$1,410,088
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	91,638
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	2,800	3,093,104
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,100	1,217,986
Series A, 5.00%, 08/01/20	500	521,960
Series A, 5.00%, 08/01/21	1,500	1,621,710
Series A, 5.00%, 08/01/23	735	847,602
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,000	1,187,780
Series A, 5.00%, 08/01/29 (Call 08/01/24)	4,505	5,316,350
Series A, 5.00%, 08/01/30 (Call 08/01/24)	5,500	6,478,505
Series A, 5.00%, 08/01/31 (Call 08/01/24)	5,525	6,495,908
Series A, 6.00%, 08/01/33 (PR 08/01/19)	3,705	3,732,602
Series C, 5.00%, 08/01/21	200	216,228
Series C, 5.00%, 08/01/22	120	134,114
Series C, 5.00%, 08/01/25	260	318,188
Series C, 5.00%, 06/01/26	500	625,185
Series C, 5.25%, 08/01/39 (PR 08/01/20)	1,270	1,328,064
Los Angeles County Facilities Inc. RB
4.00%, 12/01/48 (Call 12/01/28)	500	542,705
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,213,340
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/20	2,670	2,779,790
Series A, 5.00%, 07/01/21	560	603,842
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	2,016,551
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	335,037
Series A, 5.00%, 07/01/39 (Call 07/01/27)	1,695	2,054,967
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,000	2,414,800
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,201,780
Series A, 5.00%, 07/01/44 (Call 07/01/28)	9,500	11,615,650
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	179,447
5.00%, 08/01/42 (Call 08/01/22)	500	548,680
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	573,245
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	2,045,160
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	621,483
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	912,730
Series A, 5.00%, 10/01/20	700	734,944
Los Angeles Department of Water & Power System Revenue RB
5.25%, 07/01/23 (Call 07/01/19)	1,000	1,002,970
Series A, 5.00%, 07/01/19	1,440	1,444,191
Series A, 5.00%, 07/01/20	1,000	1,041,230
Series A, 5.00%, 07/01/21	400	431,400
Series A, 5.00%, 07/01/22 (Call 07/01/21)	495	533,328
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,385
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	988,006
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,543,124
Series A, 5.00%, 07/01/34 (Call 01/01/25)	1,435	1,683,212
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	613,835
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	824,075
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,156,470
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,177,050

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 01/01/22 (Call 12/01/21)	$500	$546,440
Series B, 5.00%, 07/01/23	1,500	1,724,730
Series B, 5.00%, 01/01/24 (Call 12/01/23)	200	232,904
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,000	1,149,390
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,395	1,696,962
Series B, 5.00%, 07/01/26 (Call 06/01/26)	500	623,510
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,145,960
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	669,129
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	570,840
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,238,915
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,595,006
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,650	4,024,088
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,062,614
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,183,810
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,363,300
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,187,640
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,799,271
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,269,023
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	571,250
Series E, 5.00%, 07/01/23	585	672,645
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	571,250
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/41 (Call 01/01/21)	250	263,545
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,383,460
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,378,912
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,371,800
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,798,850
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,199,190
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,320	2,667,582
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	596,788
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	567,650
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,169,318
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	289,943
Los Angeles Unified School District/CA GO
5.25%, 07/01/28 (Call 07/01/20)	2,695	2,807,328
Series A, 5.00%, 07/01/20	2,000	2,081,360
Series A, 5.00%, 07/01/21	1,000	1,075,930
Series A, 5.00%, 07/01/22	2,300	2,555,530
Series A, 5.00%, 07/01/23	1,975	2,256,496
Series A, 5.00%, 07/01/24	1,620	1,902,949
Series A, 5.00%, 07/01/25	3,975	4,796,950
Series A, 5.00%, 07/01/26	1,000	1,234,600
Series A, 5.00%, 07/01/27	2,500	3,153,925
Series A, 5.00%, 07/01/28 (Call 07/01/21)	1,950	2,089,737
Series A, 5.00%, 07/01/29	1,000	1,301,780
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,195,210
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	534,345
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,068,050
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,639,920
Series A-2, 5.00%, 07/01/21	3,230	3,475,254
Series B, 5.00%, 07/01/21	1,000	1,075,930
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,215,160
Series B-1, 5.00%, 07/01/21	480	516,446
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	626,020
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	622,460
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,465,340
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,218,020
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	2,000	2,428,220

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	$1,000	$1,225,510
Series C, 5.00%, 07/01/21	500	537,965
Series C, 5.00%, 07/01/23	2,375	2,713,509
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,173,050
Series C, 5.00%, 07/01/26 (Call 07/01/24)	455	533,497
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,450	1,697,051
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	870,518
Series D, 5.00%, 01/01/34 (Call 07/01/19)	300	300,834
Series F, 5.00%, 01/01/34 (Call 07/01/19)	330	330,917
Series I, 5.00%, 07/01/27 (Call 07/01/20)	765	767,127
Series I, 5.00%, 01/01/34 (Call 07/01/19)	105	105,292
Los Rios Community College District GO, Series A, 5.00%, 08/01/35 (PR 08/01/20)	695	724,788
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a)	250	36,950
Series B, 0.00%, 08/01/51 (AGM)(a)	250	79,663
Menlo Park City School District GO, 0.00%, 07/01/44
(Call 07/01/32)(a)	435	404,067
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	162,680
Metropolitan Water District of Southern California RB
5.00%, 07/01/34	2,000	2,553,880
Series A, 5.00%, 07/01/19	500	501,460
Series A, 5.00%, 07/01/22	4,000	4,454,640
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	606,630
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,871,955
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,216,750
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	293,100
Series B, 5.00%, 08/01/20 (Call 07/01/20)	1,000	1,041,010
Series B, 5.00%, 08/01/21 (Call 07/01/21)	2,330	2,511,414
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	556,670
Series C, 5.00%, 07/01/19	1,240	1,243,621
Series C, 5.00%, 10/01/27	900	1,159,920
Series C, 5.00%, 07/01/35 (Call 07/01/19)	450	451,233
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	409,356
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,200,540
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,059,210
0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,106,197
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	1,931,072
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	272,025
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,326,408
Series B, 5.00%, 11/01/24	275	328,224
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,320	1,628,827
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	610,870
Newport Mesa Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	1,050	983,861
0.00%, 08/01/34(a)	750	507,338
0.00%, 08/01/36(a)	1,915	1,197,775
0.00%, 08/01/38(a)	500	288,340
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	393,930
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,346,540
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,353,350

Security	Par (000)	Value

California (continued)
Orange County Local Transportation Authority RB
5.00%, 02/15/25	$1,000	$1,208,200
5.00%, 02/15/30 (Call 02/15/29)	500	653,160
5.00%, 02/15/41 (Call 02/15/29)	500	619,330
Orange County Water District COP, 5.00%, 08/15/39
(PR 08/15/19)	885	891,478
Orange County Water District RB, Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,375,279
Palomar Community College District GO
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	267,790
Series D, 4.00%, 08/01/46 (Call 08/01/27)	500	542,975
Peralta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/19)	145	145,864
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	252,985
Series D, 0.00%, 08/01/42(a)	200	93,008
Series D, 0.00%, 08/01/46(a)	1,300	494,585
Port of Los Angeles RB
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,253,351
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,086,340
Poway Unified School District GO
0.00%, 08/01/33(a)	250	174,293
0.00%, 08/01/35(a)	500	323,595
0.00%, 08/01/36(a)	1,000	624,410
0.00%, 08/01/38(a)	755	435,393
0.00%, 08/01/46(a)	3,450	1,352,021
Series A, 0.00%, 08/01/31(a)	495	368,760
Series B, 0.00%, 08/01/34(a)	500	336,205
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	3,460	4,027,936
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	500	591,215
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/36 (Call 06/01/27)	425	520,646
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	497,683
Series A, 5.25%, 06/01/39 (PR 06/01/23)	750	867,090
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,105,790
Series B, 5.00%, 06/01/24	685	811,499
Series B, 5.00%, 06/01/32 (Call 12/01/27)	280	353,139
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,233,790
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,000	1,228,970
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,172,840
Sacramento City Financing Authority RB, 5.25%, 12/01/30 (AMBAC)	650	830,258
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,129,950
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,507,712
Series E, 5.00%, 08/15/21	500	541,285
Series E, 5.00%, 08/15/24	500	595,395
Series F, 5.00%, 08/15/23	1,000	1,154,580
Series K, 5.25%, 07/01/24 (AMBAC)	250	285,195
Series X, 5.00%, 08/15/20	1,045	1,092,422
Series X, 5.00%, 08/15/21	150	162,386
Series X, 5.00%, 08/15/26 (Call 08/15/21)	6,500	7,028,125
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	188,923
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	64,820
San Diego Association of Governments South Bay
Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,551,820

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	$500	$566,295
5.00%, 08/01/27 (Call 08/01/26)	500	627,365
5.00%, 08/01/28 (Call 08/01/26)	500	624,100
5.00%, 08/01/30 (Call 08/01/23)	250	286,765
5.00%, 08/01/30 (Call 08/01/26)	590	726,514
5.00%, 08/01/31 (Call 08/01/26)	2,000	2,449,640
5.00%, 08/01/41 (Call 08/01/26)	500	595,675
5.00%, 08/01/41 (PR 08/01/21)	210	227,044
5.00%, 08/01/43 (Call 08/01/23)	3,015	3,409,844
5.25%, 08/01/33 (PR 08/01/19)	100	100,635
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/34 (Call 07/01/20)	315	326,261
Series A, 5.00%, 07/01/40 (Call 07/01/20)	475	491,359
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,189,580
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	284,580
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/21	4,560	4,795,661
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,358,680
Series A, 5.00%, 04/01/42 (Call 04/01/22)	1,500	1,637,715
Series A, 5.00%, 04/01/48 (Call 04/01/22)	4,500	4,903,920
Series A, 5.00%, 04/01/48 (Call 04/01/24)	400	451,776
San Diego County Water Authority RB
5.00%, 05/01/31 (Call 11/01/22)	605	675,555
5.00%, 05/01/34 (Call 11/01/22)	500	555,840
Series A, 5.00%, 05/01/33 (Call 05/01/26)	500	606,315
Series B, 5.00%, 05/01/35 (Call 05/01/26)	2,000	2,408,180
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	612,635
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,167,150
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	525	582,918
5.00%, 05/15/23	985	1,128,948
Series A, 4.00%, 05/15/20	625	641,669
Series A, 4.00%, 05/15/21	200	210,864
Series A, 5.00%, 05/15/21	500	536,760
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	618,645
Series A, 5.25%, 05/15/24 (PR 05/15/20)	830	861,075
Series A, 5.25%, 05/15/25 (PR 05/15/20)	300	311,232
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,186,680
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,876,275
Series B, 5.50%, 08/01/39 (PR 08/01/19)	1,000	1,006,660
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	790	603,726
0.00%, 07/01/35(a)	300	191,637
0.00%, 07/01/36(a)	1,240	764,882
0.00%, 07/01/38(a)	1,930	1,109,962
0.00%, 07/01/39(a)	1,100	608,157
0.00%, 07/01/42(a)	215	106,861
0.00%, 07/01/45(a)	2,780	1,243,411
Series A, 0.00%, 07/01/19 (NPFGC)(a)	400	399,572
Series A, 5.00%, 07/01/21	1,000	1,078,290
Series C, 0.00%, 07/01/46(a)	500	212,700
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	730,392
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	1,022,901

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/35 (Call 07/01/23)	$1,150	$1,306,078
Series E, 0.00%, 07/01/32(a)	690	487,865
Series E, 0.00%, 07/01/42(a)	1,340	1,031,800
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	2,775	2,186,062
Series E, 0.00%, 07/01/49(a)	4,000	1,432,680
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,190	2,536,305
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	1,000	405,950
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,178,860
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,197,570
Series R-1, 0.00%, 07/01/31(a)	1,675	1,236,117
Series R-2, 0.00%, 07/01/40(a)	800	770,720
Series R-3, 5.00%, 07/01/20	1,755	1,826,779
Series R-3, 5.00%, 07/01/21	2,025	2,183,537
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	218,504
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	573,040
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	250	265,083
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	215,218
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37 (Call 08/01/27)	1,500	1,666,335
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,095,090
Series A, 5.00%, 08/01/47 (Call 08/01/27)	4,015	4,817,639
Series D, 4.00%, 08/01/33 (Call 08/01/25)	250	276,780
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 5.00%, 07/01/24	2,420	2,866,127
Series A, 5.00%, 07/01/36 (Call 07/01/22)	365	403,106
Series A, 5.00%, 07/01/36 (PR 07/01/22)	135	150,310
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/24	1,000	1,180,660
5.00%, 05/01/46 (Call 05/01/26)	1,850	2,157,100
5.00%, 05/01/49 (Call 05/01/29)	500	610,170
5.25%, 05/01/20 (NPFGC)	1,685	1,746,604
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	895	988,402
Series A, 4.90%, 05/01/29 (Call 11/01/19)	1,100	1,116,148
Series A, 5.00%, 05/01/22	100	110,981
Series A, 5.00%, 05/01/26	1,000	1,246,250
Series B, 4.90%, 05/01/29 (Call 11/01/19)	460	466,753
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	278,680
Series B, 5.00%, 05/01/44 (Call 05/01/24)	995	1,131,444
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,777,695
Series C, 5.00%, 05/01/23 (Call 05/01/20)	430	444,831
Series C, 5.00%, 05/01/23 (PR 05/01/20)	320	330,771
Series D, 5.00%, 05/01/24 (Call 05/01/21)	1,200	1,285,344
Series D, 5.00%, 05/01/24 (PR 05/03/21)	30	32,132
Series D, 5.00%, 05/01/25	250	303,720
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,405,660
Series F, 5.00%, 05/01/35 (Call 05/01/20)	800	823,608
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	2,000	2,184,180
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	1,004,777
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,000	2,108,520
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,221,300
Series C, 2.13%, 10/01/48 (Put 04/01/23)(b)(c)	1,000	1,018,050
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	740	802,597

6

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	$500	$545,570
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	536,305
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	259,488
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20 (ETM)(a)	170	168,681
0.00%, 01/01/22 (ETM)(a)	220	212,291
0.00%, 01/01/23 (ETM)(a)	450	427,653
0.00%, 01/01/26 (ETM)(a)	280	253,134
0.00%, 01/01/28 (ETM)(a)	750	647,565
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	333,796
Series A, 5.00%, 01/15/34 (Call 01/15/25)	750	851,490
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	9,007,120
Series A, 5.00%, 01/15/50 (Call 01/15/25)	3,750	4,186,950
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	1,010	1,133,473
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,000	2,324,400
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	535,554
Series B, 0.00%, 08/01/38(a)	565	324,598
Series B, 0.00%, 08/01/47(a)	500	205,165
Series B, 0.00%, 08/01/51(a)	1,500	534,195
San Mateo County Community College District GO
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	416,094
Series A, 5.00%, 09/01/45 (Call 09/01/25)	500	579,900
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,000	1,455,300
Series B, 5.00%, 09/01/45 (Call 09/01/28)	1,000	1,224,390
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	477,696
5.00%, 08/01/49 (Call 08/01/29)	880	1,078,818
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	595	570,581
San Mateo Union High School District GO
0.00%, 09/01/33(a)	500	452,595
0.00%, 09/01/41 (Call 09/01/36)(a)	1,610	1,609,098
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,394,312
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	272,733
Santa Clara Unified School District GO
4.00%, 07/01/48 (Call 07/01/26)	2,000	2,156,480
5.00%, 07/01/21	2,000	2,157,860
Santa Clara Valley Transportation Authority RB, Series B, 5.00%, 04/01/20	430	443,511
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 ( 12/01/25)	3,825	4,489,135
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,650,334
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	625,845
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	767,522
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,832,355
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,000	1,058,660
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (Call 08/01/23)	1,000	1,130,600
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,088,440
Southern California Public Power Authority RB
5.00%, 07/01/25 (Call 07/01/20)	585	608,342
5.00%, 07/01/26 (Call 01/01/25)	650	779,474

Security	Par (000)	Value

California (continued)
Series 1, 2.00%, 07/01/36 (Put 04/01/20)(b)(c)	$1,000	$1,002,440
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	700	727,545
Series A, 2.25%, 07/01/40 (Put 11/01/20)(b)(c)	1,000	1,009,010
Series A, 4.00%, 07/01/21	725	767,094
Series A, 5.25%, 07/01/27 (PR 01/01/20)	650	664,879
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,000	1,070,310
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,165,060
Series C, 0.00%, 08/01/41(a)	650	331,585
Series C, 0.00%, 08/01/46(a)	1,000	401,950
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	573,650
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/20	1,125	1,164,015
Series L, 5.00%, 05/01/21 (Call 05/01/20)	2,000	2,068,060
Series L, 5.00%, 05/01/21 (PR 05/01/20)	925	956,136
Series L, 5.00%, 05/01/22 (Call 05/01/20)	530	548,280
Series L, 5.00%, 05/01/22 (PR 05/01/20)	870	899,284
Series N, 5.00%, 05/01/20	4,065	4,205,974
Series N, 5.00%, 05/01/21	2,025	2,171,326
Series O, 5.00%, 05/01/21	4,375	4,691,137
Series O, 5.00%, 05/01/22	5,225	5,792,383
State of California Department of Water Resources RB
Series AG, 5.00%, 12/01/26 (PR 12/01/19)	250	254,630
Series AG, 5.00%, 12/01/29 (PR 12/01/19)	320	325,927
Series AS, 5.00%, 12/01/20 (ETM)	5	5,275
Series AS, 5.00%, 12/01/21	320	350,054
Series AS, 5.00%, 12/01/22	640	723,392
Series AS, 5.00%, 12/01/22 (ETM)	10	11,266
Series AS, 5.00%, 12/01/23	250	291,488
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	400	479,492
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,055	1,263,415
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	2,900	3,469,502
Series AS, 5.00%, 12/01/29 (Call 12/01/24)	320	381,344
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,137,400
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,000	1,256,250
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	500	615,150
Series AX, 5.00%, 12/01/21	200	218,784
Series AX, 5.00%, 12/01/22	500	565,150
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	5,000	6,507,400
State of California GO
3.00%, 12/01/32 (Put 06/01/19)(b)(c)	200	200,238
4.00%, 11/01/19	2,000	2,022,960
4.00%, 05/01/23	1,000	1,102,250
4.00%, 11/01/25	235	272,377
4.00%, 09/01/28 (Call 09/01/26)	250	288,335
4.00%, 12/01/30 (Put 06/01/19)(b)(c)	4,790	5,017,477
4.00%, 09/01/33 (Call 09/01/26)	3,560	3,994,712
4.00%, 09/01/34 (Call 09/01/26)	800	893,656
4.00%, 11/01/34 (Call 11/01/27)	1,800	2,040,498
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,207,620
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,853,046
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,221,700
4.00%, 11/01/44 (Call 11/01/24)	975	1,037,186
4.00%, 03/01/45 (Call 03/01/25)	500	533,620
4.00%, 08/01/45 (Call 08/01/25)	250	267,870

7

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
4.00%, 11/01/47 (Call 11/01/27)	$1,500	$1,638,390
4.50%, 03/01/21 (Call 03/01/20)	660	675,629
5.00%, 08/01/19	6,775	6,815,785
5.00%, 10/01/19	4,335	4,388,624
5.00%, 12/01/19	750	764,040
5.00%, 08/01/20	500	521,785
5.00%, 09/01/20	170	177,936
5.00%, 10/01/20	4,000	4,199,160
5.00%, 11/01/20	5,900	6,211,225
5.00%, 12/01/20	550	580,470
5.00%, 02/01/21	100	106,049
5.00%, 09/01/21	945	1,023,482
5.00%, 11/01/21	3,175	3,457,861
5.00%, 02/01/22	2,600	2,854,332
5.00%, 04/01/22	250	275,948
5.00%, 09/01/22	1,000	1,118,570
5.00%, 08/01/23	955	1,097,114
5.00%, 09/01/23	3,465	3,990,537
5.00%, 10/01/23	1,000	1,154,530
5.00%, 11/01/23	1,375	1,591,411
5.00%, 11/01/23 (Call 11/01/20)	500	526,205
5.00%, 12/01/23	500	580,125
5.00%, 02/01/24 (Call 02/01/22)	220	241,096
5.00%, 08/01/24	750	886,718
5.00%, 10/01/24	1,715	2,037,197
5.00%, 11/01/24	650	773,929
5.00%, 11/01/24 (Call 11/01/20)	250	263,068
5.00%, 12/01/24 (Call 12/01/23)	400	463,340
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,129,350
5.00%, 03/01/25	1,300	1,559,090
5.00%, 03/01/25 (Call 03/01/20)	750	770,685
5.00%, 04/01/25	2,000	2,404,040
5.00%, 08/01/25	2,550	3,092,002
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,967,120
5.00%, 10/01/25	550	669,691
5.00%, 10/01/25 (Call 10/01/24)	400	473,564
5.00%, 11/01/25 (Call 11/01/20)	585	615,408
5.00%, 11/01/25 (Call 11/01/23)	300	346,659
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,496,037
5.00%, 04/01/26	1,335	1,644,546
5.00%, 08/01/26	3,500	4,345,250
5.00%, 08/01/26 (Call 08/01/25)	1,450	1,754,398
5.00%, 10/01/26 (Call 10/01/24)	750	887,513
5.00%, 10/01/26 (Call 04/01/26)	2,190	2,690,941
5.00%, 02/01/27 (Call 02/01/23)	1,835	2,070,944
5.00%, 03/01/27 (Call 03/01/20)	300	308,139
5.00%, 03/01/27 (Call 03/01/25)	500	598,120
5.00%, 04/01/27	1,000	1,259,170
5.00%, 08/01/27 (Call 08/01/26)	500	618,490
5.00%, 09/01/27 (Call 09/01/21)	500	540,020
5.00%, 09/01/27 (Call 09/01/26)	2,490	3,083,865
5.00%, 11/01/27	470	599,123
5.00%, 11/01/27 (Call 11/01/23)	700	807,247
5.00%, 04/01/28	5,000	6,408,550
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,199,480
5.00%, 08/01/28 (Call 08/01/26)	1,520	1,873,917
5.00%, 08/01/28 (Call 08/01/27)	2,385	3,011,062
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,126,290

Security	Par (000)	Value

California (continued)
5.00%, 04/01/29	$3,375	$4,398,874
5.00%, 08/01/29 (Call 08/01/27)	2,000	2,509,160
5.00%, 09/01/29 (Call 09/01/26)	2,500	3,071,500
5.00%, 10/01/29 (Call 10/01/19)	1,345	1,361,006
5.00%, 10/01/29 (Call 04/01/23)	850	962,005
5.00%, 10/01/29 (Call 04/01/26)	750	911,723
5.00%, 11/01/29 (Call 11/01/27)	1,480	1,864,593
5.00%, 04/01/30	350	462,487
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,294,150
5.00%, 08/01/30 (Call 08/01/27)	600	749,202
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,274,890
5.00%, 09/01/30 (Call 09/01/21)	2,800	3,017,644
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,299,020
5.00%, 11/01/30 (Call 11/01/27)	3,680	4,614,462
5.00%, 02/01/31 (Call 02/01/22)	500	545,475
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,616,595
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,431,120
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,306,549
5.00%, 11/01/31 (Call 11/01/23)	2,000	2,297,180
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,247,050
5.00%, 02/01/32 (Call 02/01/22)	500	545,200
5.00%, 04/01/32	500	677,865
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,314,760
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,636,390
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,169,910
5.00%, 02/01/33 (Call 02/01/22)	1,000	1,089,850
5.00%, 04/01/33 (Call 04/01/29)	1,840	2,345,430
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,493,110
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,864,096
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,815,600
5.00%, 10/01/33 (Call 10/01/24)	2,710	3,168,938
5.00%, 09/01/34 (Call 09/01/26)	500	604,415
5.00%, 04/01/35 (Call 04/01/29)	3,000	3,791,040
5.00%, 08/01/35 (Call 08/01/25)	1,550	1,830,829
5.00%, 08/01/35 (Call 08/01/26)	1,000	1,202,760
5.00%, 09/01/35 (Call 09/01/26)	1,000	1,204,690
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,751,650
5.00%, 08/01/36 (Call 08/01/28)	500	621,460
5.00%, 11/01/36 (Call 11/01/27)	845	1,035,471
5.00%, 10/01/37 (Call 10/01/24)	3,000	3,487,770
5.00%, 02/01/38 (Call 02/01/23)	4,545	5,062,221
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,156,720
5.00%, 09/01/41 (Call 09/01/21)	380	409,290
5.00%, 10/01/41 (Call 10/01/21)	4,675	5,048,532
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,089,790
5.00%, 09/01/42 (Call 09/01/22)	750	826,838
5.00%, 04/01/43 (Call 04/01/23)	910	1,015,023
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,396,240
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,958,042
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,763,355
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,177,350
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,321,390
5.00%, 11/01/47 (Call 11/01/27)	800	959,352
5.25%, 09/01/22	2,815	3,171,069
5.25%, 10/01/22	600	677,772
5.25%, 02/01/23	500	570,275
5.25%, 09/01/25 (Call 09/01/21)	750	815,723
5.25%, 10/01/29 (Call 10/01/19)	1,375	1,392,394

8

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.25%, 09/01/30 (Call 09/01/21)	$2,000	$2,166,440
5.25%, 09/01/31 (Call 09/01/21)	3,000	3,249,660
5.25%, 08/01/32 (AGM)	1,825	2,419,840
5.25%, 11/01/40 (Call 11/01/20)	2,310	2,429,773
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,016,370
5.50%, 11/01/39 (Call 11/01/19)	4,485	4,557,298
5.50%, 03/01/40 (Call 03/01/20)	7,995	8,229,813
6.00%, 03/01/33 (Call 03/01/20)	2,200	2,275,680
6.00%, 11/01/35 (Call 11/01/19)	2,000	2,038,120
6.00%, 11/01/39 (Call 11/01/19)	1,315	1,339,840
Series A, 4.60%, 07/01/19 (ETM)	1,145	1,147,885
Series A, 5.00%, 07/01/19 (ETM)	1,150	1,153,243
Series A, 5.00%, 07/01/20 (PR 07/01/19)	5,015	5,029,142
Series A, 5.00%, 10/01/24	3,000	3,563,610
Series A, 5.00%, 10/01/48 (Call 10/01/28)	3,000	3,640,230
Series A, 5.25%, 07/01/21 (PR 07/01/19)	3,835	3,846,543
Series B, 5.00%, 08/01/20	500	521,785
Series B, 5.00%, 09/01/21	2,000	2,166,100
Series B, 5.00%, 09/01/22	2,485	2,779,646
Series B, 5.00%, 09/01/24	2,000	2,370,160
Series B, 5.00%, 09/01/25	1,000	1,215,090
Series B, 5.00%, 08/01/26	2,280	2,830,620
Series B, 5.00%, 09/01/26	790	982,642
Series C, 5.00%, 08/01/27 (Call 08/01/26)	55	67,950
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	534,590
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	811,740
University of California RB
Series A, 5.00%, 05/15/41 (Call 05/15/26)	855	1,002,317
Series AF, 5.00%, 05/15/20	685	709,639
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,811,800
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,121,460
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,127,570
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,300	3,704,844
Series AK, 5.00%, 05/15/48(b)(c)	3,965	4,529,616
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	798,112
Series AO, 5.00%, 05/15/23	500	571,615
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,000	3,635,220
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,160,640
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,510,189
Series AT, 1.40%, 05/15/46 (Put 11/15/20)(b)(c)	1,000	996,360
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	543,290
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,337,402
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,432,560
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,211,940
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,243,930
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	2,650	3,198,682
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	546,280
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	927,675
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	1,500	1,821,660
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	6,750	8,136,112
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	607,430
Series G, 5.00%, 05/15/24 (Call 05/15/22)	535	592,213
Series G, 5.00%, 05/15/25 (Call 05/15/22)	535	592,047
Series G, 5.00%, 05/15/25 (PR 05/15/22)	465	515,587
Series G, 5.00%, 05/15/26 (Call 05/15/22)	270	298,709
Series G, 5.00%, 05/15/26 (PR 05/15/22)	230	255,022
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	428,610
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	371,445
Series G, 5.00%, 05/15/37 (Call 05/15/22)	660	721,116

Security	Par/ Shares (000)	Value

California (continued)
Series G, 5.00%, 05/15/37 (PR 05/15/22)	$660	$731,801
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,319,620
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	420,777
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,276,497
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	638,258
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,223,830
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	597,835
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	270,595
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,230,670
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,775,295
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	291,673
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	593,560
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,177,460
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	613,780
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (Call 11/01/22)	500	556,260
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	270,740
Whittier Union High School District GO, 0.00%, 08/01/34 (PR 08/01/19)(a)	400	154,868
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	308,943
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	803,650
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	500	225,020
Series C, 4.00%, 08/01/38 (Call 08/01/23)	500	525,510

		1,201,375,647

Total Municipal Debt Obligations — 99.0% (Cost: $1,154,585,347)		1,201,375,647

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds California Money Fund Portfolio,
0.96%(d)(e)	3,976	3,976,778

Total Short-Term Investments — 0.3% (Cost: $3,976,778)		3,976,778

Total Investments in Securities — 99.3% (Cost: $1,158,562,125)		1,205,352,425

Other Assets, Less Liabilities — 0.7%		8,062,418

Net Assets — 100.0%		$1,213,414,843

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

9

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® California Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund Portfolio	8,948	(4,972)	3,976	$3,976,778	$29,444	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,201,375,647	$—	$1,201,375,647
Money Market Funds	3,976,778	—	—	3,976,778

	$3,976,778	$1,201,375,647	$—	$1,205,352,425

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

RB	Revenue Bond

10